Consolidated Statements of Cash Flows ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)		Dec. 31, 2016 ILS (₪)
Cash flows from operating activities
Net profit (loss) for the year | ₪	₪ (1,859)	[1]		₪ 741		₪ 488
Adjustments:
Depreciation and amortization | ₪	2,387	[1]		2,117		2,161
Loss from impairment of assets | ₪	2,294	[1]		129
Share of loss of equity accounted investees | ₪	3	[1]		5		5
Finance expenses, net | ₪	541	[1]		525		981
Capital gain, net | ₪	(13)	[1]		(27)		(86)
Income tax expenses | ₪	(59)	[1]		347		442
Change in inventory | ₪	(5)	[1]		(35)		(20)
Change in trade and other receivables | ₪	239	[1]		194		110
Change in trade and other payables | ₪	(144)	[1]		16		(24)
Changes in provisions | ₪	81	[1]		15		(19)
Changes in employee benefits | ₪	489	[1]		(33)		(65)
Change in other liabilities | ₪		[1]		(34)		23
Net income tax paid | ₪	(467)	[1]		(473)		(534)
Net cash provided by operating activities | ₪	3,486	[1]		3,487		3,462
Cash flows from investing activities
Purchase of property, plant and equipment | ₪	(1,216)	[1]		(1,131)		(1,193)
Investment in intangible assets and deferred expenses | ₪	(390)	[1]		(399)		(223)
Proceeds from the sale of PP&E and investment property | ₪	315	[1]		98		138
Tax payments due to owners' loans | ₪		[1]				(461)
Change in investments, net | ₪	(1,168)	[1]		301		621
Net withdrawal from restricted cash | ₪		[1]				155
Tax payments regarding sale of investment property | ₪	(201)	[1]
Other | ₪	42	[1]		3		15
Net cash used in investing activities | ₪	(2,618)	[1]		(1,128)		(948)
Cash flows from financing activities
Proceeds from issuance of debentures and loans received | ₪	1,139	[1]		2,635		4,184
Repayment of debentures and loans | ₪	(1,793)	[1]		(1,813)		(4,871)
Interest paid | ₪	(523)			(537)		(915)
Dividends paid by Bezeq to non- controlling interests | ₪	(505)	[1]		(948)		(1,062)
Payments of principal and interest for leases | ₪	(422)	[1]
Transactions with non-controlling interests | ₪		[1]				978
Dividends to shareholders | ₪		[1]				(355)
Payments to Eurocom DBS | ₪		[1]		(61)		(256)
Others | ₪	(46)	[1]		(11)		(36)
Net cash used in financing Activities | ₪	(2,150)	[1]		(735)		(2,333)
Net increase (decrease) in cash and cash equivalents | ₪	(1,282)	[1]		1,624		181
Cash and cash equivalents as at the beginning of the year | ₪	2,386	[1]		762		581
Cash and cash equivalents as at the end of the year | ₪	₪ 1,104	[1]		₪ 2,386	[1]	₪ 762
USD
Cash flows from operating activities
Net profit (loss) for the year | $			$ (496)
Adjustments:
Depreciation and amortization | $			637
Loss from impairment of assets | $			612
Share of loss of equity accounted investees | $			1
Finance expenses, net | $			145
Capital gain, net | $			(3)
Income tax expenses | $			(16)
Change in inventory | $			(1)
Change in trade and other receivables | $			64
Change in trade and other payables | $			(38)
Changes in provisions | $			22
Changes in employee benefits | $			130
Change in other liabilities | $
Net income tax paid | $			(125)
Net cash provided by operating activities | $			932
Cash flows from investing activities
Purchase of property, plant and equipment | $			(324)
Investment in intangible assets and deferred expenses | $			(104)
Proceeds from the sale of PP&E and investment property | $			84
Tax payments due to owners' loans | $
Change in investments, net | $			(312)
Net withdrawal from restricted cash | $
Tax payments regarding sale of investment property | $			(53)
Other | $			11
Net cash used in investing activities | $			(698)
Cash flows from financing activities
Proceeds from issuance of debentures and loans received | $			303
Repayment of debentures and loans | $			(478)
Interest paid | $			(140)
Dividends paid by Bezeq to non- controlling interests | $			(135)
Payments of principal and interest for leases | $			(113)
Transactions with non-controlling interests | $
Dividends to shareholders | $
Payments to Eurocom DBS | $
Others | $			(12)
Net cash used in financing Activities | $			(575)
Net increase (decrease) in cash and cash equivalents | $			(341)
Cash and cash equivalents as at the beginning of the year | $			636
Cash and cash equivalents as at the end of the year | $			$ 295

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.